INVENTORY (Tables)	6 Months Ended
Dec. 25, 2021
Inventory Disclosure [Abstract]
Schedule of inventories

	December 25,	June 26,
	2021	2021
Raw Materials	$361	$670
Work-in-Process	2,345	5,174
Finished Goods	18,029	14,249

Total Inventory	$20,735	$20,093